Adjusting Items Included In Profit From Operations - Summary Costs of Integrating Acquired Businesses into Existing Operations (Details) - Restructuring and Integration Costs - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Employee Benefit Costs And Depreciation Amortisation And Impairment [Line Items]
Employee benefit costs	£ 36	£ 50	£ 193
Depreciation and impairment costs	27	6	85
Other operating expenses	42	77	330
Other operating income	(6)		(8)
Business combination integration cost	£ 99	£ 133	£ 600